Segment Information - Summary of Non-current Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Non-current assets	$ 9,391	$ 9,071
Germany [Member]
Statement Line Items [Line Items]
Non-current assets	9,341	8,969
United States [Member]
Statement Line Items [Line Items]
Non-current assets	50	101
Canada [Member]
Statement Line Items [Line Items]
Non-current assets	$ 0	$ 1